Financial Instruments and Financial Risk Management - Summary of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities (Detail) - CAD ($) $ in Millions		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of detailed information about financial instruments [line items]
Lease liabilities (Note 20(b))	$ 672	$ 672	$ 338	$ 680
Interest on lease liabilities (Note 20(c))		39	$ 24
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities (Note 18)	2,498	2,498
Debt (Note 19(d))	4,198	4,198
Lease liabilities (Note 20(b))	1,140	1,140
Estimated interest payments on debt	4,215	4,215
Interest on lease liabilities (Note 20(c))	65
Less Than 1 Year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities (Note 18)	2,498	2,498
Debt (Note 19(d))	29	29
Lease liabilities (Note 20(b))	162	162
Estimated interest payments on debt	235	235
Interest on lease liabilities (Note 20(c))	9
2–3 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities (Note 18)	0	0
Debt (Note 19(d))	414	414
Lease liabilities (Note 20(b))	193	193
Estimated interest payments on debt	444	444
Interest on lease liabilities (Note 20(c))	11
4–5 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities (Note 18)	0	0
Debt (Note 19(d))	286	286
Lease liabilities (Note 20(b))	109	109
Estimated interest payments on debt	410	410
Interest on lease liabilities (Note 20(c))	6
More Than 5 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities (Note 18)	0	0
Debt (Note 19(d))	3,469	3,469
Lease liabilities (Note 20(b))	676	676
Estimated interest payments on debt	3,126	$ 3,126
Interest on lease liabilities (Note 20(c))	$ 39